16. Share Based Payments	12 Months Ended
Dec. 31, 2017
Share Based Payments
Share Based Payments

In 2014, an equity-settled share-based payment program was established by Affimed N.V. (ESOP 2014).

Under this program, the Company granted awards to certain members of the Management Board, the Supervisory Board, non-employee consultants and employees. The awards vest in installments over three years and can be exercised up to 10 years after the grant date.

Share based payments with employees

The Company granted 1,778,095 ESOP 2014 awards in 2016 and 1,436,075 awards in 2017 to employees, members of the Management Board and others providing similar services (certain consultants).

In 2017, 399,552 ESOP 2014 awards were cancelled or forfeited due to termination of employment (2016: 83,750), and no options were exercised. As of December 31, 2017, 4,080,868 ESOP 2014 awards were outstanding (December 31, 2016: 3,044,345), 2,001,264 awards (December 31, 2016: 952,458) were vested. The options outstanding as of December 31, 2017 had an exercise price in the range of $1.80 to $13.47 (2016: $2.51 to $13.47) and weighted average remaining contractual life of 8.4 years (2016: 8.9 years).

In 2017, an expense of €1.943 was recognized affecting research and development expenses (€522) and general and administrative expenses (€1,421). In 2016, an expense of €3,545 was recognized affecting research and development expenses (€1,178) and general and administrative expenses (€2,367). In 2015, an expense of €2,220 was recognized affecting research and development expenses (€611) and general and administrative expenses (€1,609).

The fair value of options was determined using the Black-Scholes valuation model. The significant inputs into the valuation model are as follows (weighted average):

	2016	2017

Fair value at grant date	$1.99	$1.10
Share price at grant date	$3.55	$2.00
Exercise price	$3.57	$2.03
Expected volatility	69%	70%
Expected life	5.90	5.90
Expected dividends	0.00	0.00
Risk-free interest rate	-0.32%	-0.23%

Expected volatility is estimated based on the observed daily share price returns of a peer group measured over a historic period equal to the expected life of the awards.

Share based payments with non-employees

On December 27, 2017, Affimed entered into a consulting agreement for business development services with a non-employee consultant. Pursuant to the agreement the consultant received an initial award of 60,000 options to purchase common shares of Affimed N.V. with an exercise price of USD 1.25. These options only vest with the achievement of a future event as defined in the consulting agreement. Affimed recognizes the expense related to the awards on the conclusion of such an event which was not concluded as of December 31, 2017.